Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

(3)   Related Party Transactions

Investment Advisory Agreement

On November 25, 2019, the Company entered into the Investment Advisory Agreement. The Investment Advisory Agreement had an initial term of two years and continues thereafter from year to year if approved annually by the Board of Directors or the Company’s stockholders, including, in each case, a majority of the directors who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (the “Independent Directors”). The renewal of the Investment Advisory Agreement was most recently approved in August 2023.

The Company pays the Investment Adviser a fee for its services under the Investment Advisory Agreement consisting of two components: a base management fee (the “Base Management Fee”) and an incentive fee. The cost of both the Base Management Fee and the incentive fee are ultimately be borne by the stockholders.

Base Management Fee

The Base Management Fee is calculated at an annual rate of 1.0% of the Company’s average gross assets at the end of the two most recently completed calendar quarters, including assets purchased with borrowed funds or other forms of leverage but excluding cash and cash equivalents. Prior to a listing of the Common Stock on a national securities exchange, the Adviser has agreed to irrevocably waive the portion of the Base Management Fee in excess of 0.25% of the Company’s average gross assets calculated in accordance with the Investment Advisory Agreement. Any Base Management Fees so waived are not subject to recoupment by the Investment Adviser. The Base Management Fee is payable quarterly in arrears, and no management fee is charged on committed but undrawn Capital Commitments.

For the three and nine months ended September 30, 2023, Base Management Fees were $1,938, and $5,625 net of waiver, respectively. For the three and nine months ended September 30, 2022, Base Management Fees were $1,716, and $4,896 net of waiver, respectively. As of September 30, 2023 and December 31, 2022, $1,938 and $1,783 were payable to the Investment Adviser relating to Base Management Fees.

Incentive Fee

The incentive fee consists of two components that are determined independently of each other, with the result that one component may be payable even if the other is not. One component is based on income and the other component is based on capital gains.

Pre-incentive fee net investment income is defined as interest income, dividend income and any other income accrued during the calendar quarter, minus operating expenses for the quarter, including the base management fee, expenses payable under the Administration Agreement (as defined below), any interest expense and distributions paid on any issued and outstanding preferred stock, but excluding the incentive fee. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation.

Pre-incentive fee net investment income includes, in the case of investments with a deferred interest feature (such as debt instruments with PIK interest and zero coupon securities), accrued income that the Company has not yet received in cash. The Investment Adviser is not obligated to return any incentive fee it receives on PIK interest that is later determined to be uncollectible in cash. Pre-incentive fee net investment income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation.

Pursuant to the Investment Advisory Agreement, the Company pays its Adviser an income based incentive fee with respect to the Company’s pre-incentive fee net investment income in each calendar quarter as follows:

●	No income based incentive fee if the Company’s pre-incentive fee net investment income, expressed as a return on the value of the Company’s net assets at the end of the immediately preceding calendar quarter, does not exceed the hurdle rate of 1.5% (6.0% annualized);
●	100% of the Company’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 1.8182% (7.2728% annualized). This portion of the pre-incentive fee net investment income (which exceeds the Hurdle Rate but is less than 1.8182%) is referred to as the “catch-up”. This “catch-up” portion is meant to provide the Adviser with approximately 17.5% of the Company’s pre-incentive fee net investment income as if a hurdle rate did not apply if the “catch up” is achieved; and
●	17.5% of the Company’s pre-incentive fee net investment income, if any, that exceeds the rate of return of 1.8182% (7.2728% annualized).

The second part of the incentive fee is determined on realized capital gains calculated and payable in arrears in cash as of the end of each calendar year or upon the termination of the Investment Advisory Agreement in an amount equal to 17.5% of the realized capital gains, if any, on a cumulative basis from the date of the Company’s election to be regulated as a BDC through the end of a given calendar year or upon the termination of the Investment Advisory Agreement, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees (the “Cumulative Capital Gains”).

Under U.S. GAAP, the Company is required to accrue an incentive fee on capital gains, including unrealized capital appreciation even though such unrealized capital appreciation is not included in calculating the incentive fee payable under the Investment Advisory Agreement. If such amount is positive at the end of a period, then the Company records an incentive fee on capital gain incentive fee equal to 17.5% of such amount, less the aggregate amount of any previously paid capital gain incentive fees. If such amount is negative, no accrual is recorded for such period.

For the three and nine months ended September 30, 2023, $10,727 and $30,246 respectively, of income based incentive fees were accrued to the Investment Adviser. For the three and nine months ended September 30, 2022, $7,173 and $18,517 respectively, of income based incentive fees were accrued to the Investment Adviser.

For the three and nine months ended September 30, 2023, the Investment Adviser did not accrue any capital gains incentive fees. For the three and nine months ended September 30, 2022, there was $0 and a reversal of $2,441 of previously accrued capital gains incentive fees as there was net unrealized depreciation on investments during the period. The Investment Advisory Agreement does not permit unrealized capital appreciation for purposes of calculating the amount payable to the Investment Adviser. Amounts due related to unrealized capital appreciation, if any, will not be paid to the Investment Adviser until realized under the terms of the Investment Advisory Agreement and determined based on the calculation. Incentive fees on Cumulative Capital Gains crystallize at calendar year-end.

As of September 30, 2023, $10,727 and $0 were payable to the Investment Adviser relating to income-based incentive fees and capital gains incentive fees payable. As of December 31, 2022, $8,118 and $0 were payable to the Investment Adviser relating to income-based incentive fees and capital gains incentive fees, respectively.

Administration Agreement

MS Private Credit Administrative Services LLC (the “Administrator”) is the administrator of the Company pursuant to an administration agreement (the “Administration Agreement”). The Administrator is an indirect, wholly owned subsidiary of Morgan Stanley. Pursuant to the Administration Agreement, the Administrator provides services and receives reimbursements from the Company for its costs and expenses and the Company’s allocable portion of overhead costs incurred by the Administrator in performing its obligations under the Administration Agreement, including the Company’s allocable portion of the compensation paid to its Chief Financial Officer and Chief Compliance Officer. Reimbursement under the Administration Agreement occurs quarterly in arrears. The Administration Agreement had an initial term of two years and continues thereafter from year to year if approved annually by the Board of Directors, which most recently approved the renewal of the Administration Agreement in August 2023.

For the three and nine months ended September 30, 2023, the Company incurred $27 and $141, respectively, in expenses under the Administration Agreement, which were recorded in administrative service fees on the Consolidated Statements of Operations. For the three and nine months ended September 30, 2022, the Company incurred $54 and $124, respectively, in expenses under the Administration Agreement, which were recorded in administrative service fees on the Consolidated Statements of Operations.

Amounts unpaid and included in payable to affiliates on the Consolidated Statements of Assets and Liabilities as of September 30, 2023 and December 31, 2022 were $188 and $110, respectively.

Expense Support and Waiver Agreement

On December 31, 2019, the Company entered into an expense support and waiver agreement (the “Expense Support and Waiver Agreement”) with the Investment Adviser. Under the terms of the Expense Support and Waiver Agreement, the Investment Adviser agreed to waive any reimbursement by the Company of offering and organizational expenses incurred by the Investment Adviser on behalf of the Company in excess of $1,000 or 0.10% of the aggregate Capital Commitments of the Company, whichever is greater. If actual organization and offering costs incurred exceeded the greater of $1,000 or 0.10% of the Company’s total Capital Commitments, the Investment Adviser or its affiliate would bear the excess costs.

For the three and nine months ended September 30, 2023, the Company did not incur any organization costs, offering costs or expense support. For the three and nine months ended September 30, 2022, the Company did not incur any organization costs. For the three and nine months ended September 30, 2022, the Investment Adviser recaptured $0 and $39 of previously waived amounts from the Company. As of September 30, 2023 and December 31, 2022, the Company had reimbursed the Investment Adviser all organization and offering costs incurred and there were no organization and offering costs payable on the Consolidated Statements of Assets and Liabilities.

License Agreement

The Company entered into the license agreement (the “License Agreement”) with Morgan Stanley under which Morgan Stanley Investment Management, Inc. has granted the Company a non-exclusive, royalty-free license to use the name “Morgan Stanley” for specified purposes in the Company’s business. Under the License Agreement, the Company has a right to use the “Morgan Stanley” name, subject to certain conditions, for so long as the Adviser or one of its affiliates remains the Company’s investment adviser. Other than with respect to this limited license, the Company has no legal right to the “Morgan Stanley” name.

Placement Agent Agreement

On August 30, 2019, the Company entered into a placement agent agreement (the “Placement Agent Agreement”) with Morgan Stanley Distribution Inc. (the “Paying Agent”), Morgan Stanley Smith Barney LLC (the “Placement Agent”) and the Investment Adviser. Under the terms of the Placement Agent Agreement, the Placement Agent and certain of its affiliates assist in the placement of Common Stock in the Company’s private offerings. The Company is not liable for any payments to the Placement Agent pursuant to the Placement Agent Agreement. Payments are made by the Investment Adviser to the Placement Agent. To the extent the Paying Agent receives any payments it remits the payment to the Placement Agent. The Placement Agent Agreement will terminate upon a completion of an Initial Public Offering.

Indemnification Agreements

The Company has entered into indemnification agreements with its directors and officers. The indemnification agreements are intended to provide the directors and officers the maximum indemnification permitted under Delaware law and the 1940 Act and are generally consistent with the indemnification provisions of the Company’s certificate of incorporation and bylaws. Each indemnification agreement provides that the Company will indemnify the director or officer who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, to the maximum extent permitted by Delaware law and the 1940 Act.

MS Credit Partners Holdings, Inc. Investment

MS Credit Partners Holdings, Inc., or MS Credit Partners Holdings, a wholly owned subsidiary of Morgan Stanley and an affiliate of the Investment Adviser, made an aggregate capital commitment of $200,000 to the Company pursuant to a subscription agreement entered into in December 2019, which had been fully funded as of October 4, 2023. As of September 30, 2023 and December 31, 2022, MS Credit Partners Holdings held approximately 11.7% and 11.9% of the Company’s outstanding shares of Common Stock, respectively. Morgan Stanley has no further capital, liquidity or other financial obligation to the Company beyond this equity investment.

Morgan Stanley & Co. Related Transactions

Morgan Stanley & Co. LLC, a wholly owned subsidiary of Morgan Stanley and an affiliate of the Investment Adviser, served as an initial purchaser in connection with the private placement of the Company’s 2027 Notes (as defined below in Note 6) and received fees of $213 at closing, under the purchase agreement entered into by the Company in connection with such private placement.

Morgan Stanley & Co. LLC served as a co-agent in connection with the private placement of the Company’s 2025 Notes (as defined below in Note 6) and received fees of $138 at closing.

These fees are deferred and amortized over the life of the related term obligation using the straight-line method. Any unamortized amounts are presented as a reduction to the outstanding term debt principal amount on the Consolidated Statements of Assets and Liabilities.

(3)	Related Party Transactions

Investment Advisory Agreement

On November 25, 2019, the Company entered into the Investment Advisory Agreement. The Investment Advisory Agreement had an initial term of two years and continues thereafter from year to year if approved annually by the Board of Directors or the Company’s stockholders, including, in each case, a majority of the directors who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (the “Independent Directors”). The renewal of the Investment Advisory Agreement was most recently approved in August 2022.

The Company pays the Investment Adviser a fee for its services under the Investment Advisory Agreement consisting of two components: a base management fee (the “Base Management Fee”) and an incentive fee. The cost of both the Base Management Fee and the incentive fee are ultimately be borne by the stockholders.

Base Management Fee

The Base Management Fee is calculated at an annual rate of 1.0% of the Company’s average gross assets at the end of the two most recently completed calendar quarters, including assets purchased with borrowed funds or other forms of leverage but excluding cash and cash equivalents. Prior to a listing of the Common Stock on a national securities exchange, the Adviser has agreed to irrevocably waive the portion of the Base Management Fee in excess of 0.25% of the Company’s average gross assets calculated in accordance with the Investment Advisory Agreement. Any Base Management Fees so waived are not subject to recoupment by the Adviser. The Base Management Fee is payable quarterly in arrears, and no management fee is charged on committed but undrawn Capital Commitments.

For the year ended December 31, 2022, December 31, 2021 and December 31, 2020, Base Management Fees were $6,679, $3,465 and $560 net of waiver, respectively. As of December 31, 2022 and December 31, 2021, $1,783 and $1,306 were payable to the Investment Adviser relating to Base Management Fees.

Incentive Fee

The incentive fee consists of two components that are determined independently of each other, with the result that one component may be payable even if the other is not. One component is based on income and the other component is based on capital gains.

The Company pays its Adviser an income based incentive fee with respect to the Company’s pre-incentive fee net investment income in each calendar quarter as follows:

●	No income based incentive fee if the Company’s pre-incentive fee net investment income, expressed as a return on the value of the Company’s net assets at the end of the immediately preceding calendar quarter, does not exceed the hurdle rate of 1.5% (6.0% annualized);
●	100% of the Company’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than 1.8182% (7.2728% annualized). This portion of the pre-incentive fee net investment income (which exceeds the Hurdle Rate but is less than 1.8182%) is referred to as the “catch-up”. This “catch-up” portion is meant to provide the Adviser with approximately 17.5% of the Company’s pre-incentive fee net investment income as if a hurdle rate did not apply if the “catch up” is achieved; and
●	17.5% of the Company’s pre-incentive fee net investment income, if any, that exceeds the rate of return of 1.8182% (7.2728% annualized)

The second part of the incentive fee is determined on realized capital gains calculated and payable in arrears in cash as of the end of each calendar year or upon the termination of the Investment Advisory Agreement in an amount equal to 17.5% of the realized capital gains, if any, on a cumulative basis from the date of the Company’s election to be regulated as a BDC through the end of a given calendar year or upon the termination of the Investment Advisory Agreement, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees (the “Cumulative Capital Gains”).

Under U.S. GAAP, the Company is required to accrue an incentive fee on capital gains, including unrealized capital appreciation even though such unrealized capital appreciation is not included in calculating the incentive fee payable under the Investment Advisory Agreement. If such amount is positive at the end of a period, then the Company records an incentive fee on capital gain incentive fee equal to 17.5% of such amount, less the aggregate amount of any previously paid capital gain incentive fees. If such amount is negative, no accrual is recorded for such period.

For the year ended December 31, 2022, December 31, 2021 and December 31, 2020, $26,635, $15,852 and $2,517, respectively, of income based incentive fees were accrued to the Investment Adviser.

For the year ended December 31, 2022, $2,441 of previously accrued capital gains incentive fees to the Investment Adviser were reversed due to net changes in unrealized depreciation on investments during the period. For the year ended December 31, 2021 and December 31, 2020, $1,809 and $1,341 of capital gains incentive fees were accrued to the Investment Adviser, respectively. The Investment Advisory Agreement does not permit unrealized capital appreciation for purposes of calculating the amount payable to the Investment Adviser. Amounts due related to unrealized capital appreciation, if any, will not be paid to the Investment Adviser until realized under the terms of the Investment Advisory Agreement and determined based on the calculation. Incentive fees on Cumulative Capital Gains crystallize at calendar year-end.

As of December 31, 2022, $8,118 and $0 were payable to the Investment Adviser relating to income based incentive fees and capital gains incentive fees payable. As of December 31, 2021, $5,886 and $2,773 were payable to the Investment Adviser relating to income based incentive fees and capital gains incentive fees, respectively.

Administration Agreement

MS Private Credit Administrative Services LLC (the “Administrator”) is the administrator of the Company pursuant to an administration agreement (the “Administration Agreement”). The Administrator is an indirect, wholly owned subsidiary of Morgan Stanley.

Pursuant to the Administration Agreement, the Administrator provides services and receives reimbursements from the Company equal to an amount that reimburses the Administrator for its costs and expenses and the Company’s allocable portion of certain expenses incurred by the Administrator in performing its obligations under the Administration Agreement, including the Company’s allocable portion of the compensation paid to the Company’s Chief Compliance Officer and Chief Financial Officer. Reimbursement under the Administration Agreement occurs quarterly in arrears. The Administration Agreement had an initial term of two years and continues thereafter from year to year if approved annually by the Board of Directors, which most recently approved the renewal of the Administration Agreement in August 2022.

For the year ended December 31, 2022, December 31, 2021 and December 31, 2020, the Company incurred $72, $212 and $183, respectively, in expenses under the Administration Agreement, which were recorded in administrative service fees on the Company’s Consolidated Statements of Operations.

Amounts unpaid and included in payable to affiliates on the Consolidated Statements of Assets and Liabilities as of December 31, 2022 and December 31, 2021 were $110 and $266, respectively.

Expense Support and Waiver Agreement

On December 31, 2019, the Company entered into an expense support and waiver agreement (the “Expense Support and Waiver Agreement”) with the Investment Adviser. Under the terms of the Expense Support and Waiver Agreement, the Investment Adviser agreed to waive any reimbursement by the Company of offering and organizational expenses to be incurred by the Investment Adviser on behalf of the Company in excess of $1,000 or 0.10% of the aggregate Capital Commitments of the Company, whichever is greater. If actual organization and offering costs incurred exceed the greater of $1,000 or 0.10% of the Company’s total Capital Commitments, the Investment Adviser or its affiliate will bear the excess costs.

For the year ended December 31, 2022, the Company did not incur any organization costs. The Investment Adviser recaptured $44 of previously waived amounts from the Company since actual offering and organizational expenses incurred from May 30, 2019 (inception) as a result of additional closings of investor commitments. For the year ended December 31, 2021, the Company incurred $42 towards organization cost and amortization of offering cost, and the Investment Adviser recaptured $98 of previously waived amounts from the Company. For the year ended December 31, 2020, the Company incurred $676 towards organization cost and amortization of offering cost, and the Investment Adviser waived $230 as part of Expense Support.

As of December 31, 2022, the Company reimbursed the Investment Adviser organization and offering costs incurred and there was no organization and offering costs in payable to affiliates and accrued expenses and other liabilities on the Consolidated Statements of Assets and Liabilities.

License Agreement

The Company entered into the License Agreement with Morgan Stanley under which Morgan Stanley Investment Management, Inc. has granted the Company a non-exclusive, royalty-free license to use the name “Morgan Stanley” for specified purposes in the Company’s business. Under the License Agreement, the Company has a right to use the “Morgan Stanley” name, subject to certain conditions, for so long as the Adviser or one of its affiliates remains the Company’s investment adviser. Other than with respect to this limited license, the Company has no legal right to the “Morgan Stanley” name.

Placement Agent Agreement

On August 30, 2019, the Company entered into a placement agent agreement (the “Placement Agent Agreement”) with Morgan Stanley Distribution Inc. (the “Paying Agent”), Morgan Stanley Smith Barney LLC (the “Placement Agent”) and the Investment Adviser. Under the terms of the Placement Agent Agreement, the Placement Agent and certain of its affiliates will assist in the placement of Common Stock in the Company’s private offerings. The Company is not liable for any payments to the Placement Agent pursuant to the Placement Agent Agreement. Payments are made by the Investment Adviser to the Placement Agent. To the extent the Paying Agent receives any payments it remits the payment to the Placement Agent.

MS Credit Partners Holdings Investment

MS Credit Partners Holdings, Inc., or MS Credit Partners Holdings, an indirect, wholly owned subsidiary of Morgan Stanley and an affiliate of the Investment Adviser, made an aggregate capital commitment of $200.0 million to us pursuant to a subscription agreement initially entered into in December 2019. As of December 31, 2022 and December 31, 2021, MS Credit Partners Holdings held approximately 11.9% and 12.5% of the Company’s outstanding shares of common stock, respectively. Morgan Stanley has no further capital, liquidity or other financial obligation to the Company beyond this equity investment.

Morgan Stanley & Co. Related Transactions

Morgan Stanley & Co. LLC, a wholly owned subsidiary of Morgan Stanley and an affiliate of the Investment Adviser, served as an initial purchaser in connection with the private placement of the Company’s 2027 Notes (as defined below in Note 6) and received fees of $213 for the year ended December 31, 2022, under the purchase agreement entered into by the Company in connection with such private placement.

Morgan Stanley & Co. LLC served as a co-agent in connection with the private placement of the Company’s 2025 Notes (as defined below in Note 6) and received fees of $138 for the year ended December 31, 2022.